PROVISIONS AND CONTINGENT LIABILITIES - Schedule of Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of provisions [line items]
Beginning balance	$ 293.9
Additions	168.1
Disposals	(88.0)
Reversals	(53.4)
Interests	9.2
Translation adjustments	15.0
Closing balance	344.8
Current	127.6	$ 90.2
Non-current	217.2	$ 203.7
Product warranties
Disclosure of provisions [line items]
Beginning balance	78.9
Additions	56.6
Disposals	(44.9)
Reversals	(17.1)
Interests	0.0
Translation adjustments	0.0
Closing balance	73.5
Provision of third-party materials
Disclosure of provisions [line items]
Beginning balance	44.4
Additions	9.0
Disposals	0.0
Reversals	0.0
Interests	0.0
Translation adjustments	0.0
Closing balance	53.4
Provision for contractual obligations
Disclosure of provisions [line items]
Beginning balance	43.7
Additions	4.8
Disposals	(1.6)
Reversals	(1.0)
Interests	0.0
Translation adjustments	0.0
Closing balance	45.9
Provisions for labor, taxes and civil claims
Disclosure of provisions [line items]
Beginning balance	41.1
Additions	11.3
Disposals	(6.5)
Reversals	(9.9)
Interests	5.4
Translation adjustments	5.1
Closing balance	46.5
Post retirement benefits
Disclosure of provisions [line items]
Beginning balance	34.4
Additions	0.0
Disposals	(1.9)
Reversals	(1.3)
Interests	3.7
Translation adjustments	4.4
Closing balance	39.3
Taxes
Disclosure of provisions [line items]
Beginning balance	28.8
Additions	7.3
Disposals	(10.7)
Reversals	(0.2)
Interests	0.0
Translation adjustments	3.9
Closing balance	29.1
Contractual Obligations to Customers
Disclosure of provisions [line items]
Beginning balance	0.0
Additions	35.1
Disposals	(0.2)
Reversals	(0.4)
Interests	0.0
Translation adjustments	0.0
Closing balance	34.5
Others
Disclosure of provisions [line items]
Beginning balance	22.6
Additions	44.0
Disposals	(22.2)
Reversals	(23.5)
Interests	0.1
Translation adjustments	1.6
Closing balance	$ 22.6